UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2011 to January 31, 2012

Item 1:                   Schedule of Investments

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (79.0%)
Aerospace & Defense (1.3%)
$59	AM General#	(NR, NR)	09/28/12	0.270	$55,302
941	AM General#	(NR, NR)	09/30/13	3.295	877,198
497	API Technologies Corp.#	(B+, B2)	06/27/16	7.750	462,470
500	Bombardier Recreational Products, Inc.#	(B, B2)	06/28/13	2.800	494,552
750	Sequa Corp.#	(B-, B1)	12/03/14	3.690	742,084
					2,631,606
Airlines (0.7%)
596	Delta Air Lines, Inc.#	(BB-, Ba2)	03/07/16	4.250	565,725
1,000	US Airways Group, Inc.#	(B+, B3)	03/21/14	2.770	913,420
					1,479,145
Auto Loans (0.2%)
473	Capital Automotive LP#	(B+, Ba3)	03/11/17	5.000	471,791
Auto Parts & Equipment (2.4%)
1,000	Delphi Corp.#	(BBB-, Baa3)	03/31/17	3.500	1,003,440
991	Federal-Mogul Corp.#	(B+, Ba3)	12/29/14	2.238	949,117
253	Federal-Mogul Corp.#	(B+, Ba3)	12/28/15	2.238	241,824
1,738	Milacron LLC#	(B, B1)	05/15/17	7.500	1,737,500
1,247	Veyance Technologies, Inc.#	(NR, NR)	07/31/14	2.780	1,182,383
					5,114,264
Automotive (1.1%)
498	Chrysler Group LLC#	(BB, Ba2)	05/24/17	6.000	488,244
1,000	HHI Holdings LLC#	(B+, B2)	03/21/17	5.765	997,500
746	KAR Auction Services, Inc.#	(BB-, Ba3)	05/19/17	5.000	744,649
					2,230,393
Banks (2.5%)
997	Citco III Ltd.#	(NR, NR)	06/29/18	5.500	961,963
1,000	MSCI, Inc.#	(BB+, Ba1)	03/14/17	3.750	1,002,920
500	Ocwen Financial Corp.#	(NR, NR)	09/01/16	5.765	497,187
975	Ocwen Financial Corp.#	(B, B1)	09/01/16	7.000	969,516
1,750	Vantiv LLC#	(BB-, Ba3)	11/03/16	4.500	1,753,084
					5,184,670
Building & Construction (0.3%)
660	LNR Property Corp.#	(BB+, Ba2)	04/29/16	4.750	660,089
Building Materials (0.8%)
597	Nortek, Inc.#	(BB-, B1)	04/26/17	5.250	590,279
1,000	Summit Materials Companies I LLC#	(B, B3)	01/31/20	0.000	998,000
					1,588,279
Chemicals (6.1%)
1,000	AZ Chem US, Inc.#	(BB-, Ba3)	12/22/17	8.000	1,006,940
600	Chemtura Corp.#	(BB+, Ba1)	08/29/16	5.500	604,749
1,135	Cristal Inorganic Chemicals US, Inc.#	(B+, B1)	11/15/14	6.329	1,131,760
748	Harko C.V.#	(BB-, Ba2)	08/02/17	5.750	750,463
500	Huntsman International LLC#	(BB, B1)	06/30/16	2.654	493,333
650	Huntsman International LLC#	(BB, Ba2)	04/19/17	2.904	641,891
990	Ineos US Finance LLC#	(B, Ba3)	12/16/14	7.500-8.000	1,027,792
1,314	Matrix Acquisition Corp.#	(BB-, Ba3)	04/12/14	2.271	1,291,084
1,000	Momentive Performance Materials, Inc.#	(B, Ba3)	05/05/15	3.765	953,330
993	Momentive Performance Materials, Inc.#	(B, Ba3)	05/05/15	3.813	974,376
499	Norit Holding BV#	(BB-, B1)	07/10/17	6.750	501,867
500	Omnova Solutions, Inc.#	(B+, Ba2)	05/31/17	5.750	494,792
1,000	PolyOne Corp.#	(BB-, Ba1)	12/20/17	5.000	1,004,685
498	Potters Holdings II LP#	(B, Ba3)	05/06/17	6.000	497,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS
Chemicals
$1,001	PQ Corp.#	(B+, B3)	07/30/14	3.520	$970,576
497	Styron Sarl#	(B+, B1)	08/02/17	6.000	456,029
					12,801,167
Computer Hardware (0.6%)
1,247	Spansion LLC#	(BB+, Ba3)	02/09/15	4.750	1,244,861
Consumer Products (2.7%)
1,500	Huish Detergents, Inc.#	(B+, Ba3)	04/26/14	2.270	1,365,000
1,301	NBTY, Inc.#	(BB-, Ba3)	10/01/17	4.250	1,302,144
2,000	Prestige Brands, Inc.#	(BB-, Ba3)	01/31/19	4.265	2,015,500
457	Ranpak Corp.#	(BB-, Ba3)	04/20/17	4.750	450,538
510	Spectrum Brands, Inc.#	(B, B1)	06/17/16	5.000	511,362
					5,644,544
Consumer/Commercial/Lease Financing (0.7%)
1,600	Springleaf Financial Funding Co.#	(B+, B2)	05/10/17	5.500	1,493,504
Diversified Capital Goods (1.8%)
459	Douglas Dynamics LLC#	(BB, B1)	04/18/18	5.750	456,250
578	Electrical Components International, Inc.#	(B+, B1)	02/04/17	6.750	528,999
498	Husky Injection Molding Systems Ltd.#	(B, Ba3)	06/29/18	6.500	498,744
876	MX Mercury Beteilegungen GMBH#	(B, B2)	06/28/13	3.015	783,947
1,493	TriMas Corp.#	(BB, Ba2)	06/21/17	4.250	1,493,119
					3,761,059
Electric - Generation (0.4%)
494	NexTag, Inc.#	(BB-, B1)	01/28/16	7.000	477,877
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, B2)	10/10/14	3.795	409,050
					886,927
Electronics (4.4%)
1,000	Eastman Kodak Co.#	(NR, NR)	07/20/13	7.765	1,010,000
1,158	Freescale Semiconductor, Inc.#	(B, Ba3)	12/01/16	4.545	1,134,392
731	Infor Enterprise Solutions Holdings, Inc.#	(B+, B1)	07/28/15	6.020	713,218
748	Microsemi Corp.#	(BB+, Ba2)	02/02/18	5.750	753,175
1,000	Mitel Networks Corp.#	(NR, B1)	08/16/14	3.813	970,625
550	Presidio, Inc.#	(B+, Ba3)	03/31/17	7.250	557,071
498	Sensata Technology Finance Co. LLC#	(BB+, Ba3)	05/12/18	4.000	497,406
498	Shield Finance Co. Sarl#	(B+, B2)	06/15/16	7.625	498,744
1,478	The TriZetto Group, Inc.#	(B, B1)	05/02/18	4.750	1,467,726
1,000	Verifone, Inc.#	(BB, Ba3)	12/28/18	4.250	1,002,250
748	Verint Systems, Inc.#	(B+, B1)	10/27/17	4.500	746,254
					9,350,861
Energy - Exploration & Production (0.8%)
800	Delphi Acquisition Holding I BV#	(CCC-, B1)	07/11/16	5.079	716,000
975	Varel Funding Corp.#	(CCC+, NR)	11/05/14	6.281	957,521
					1,673,521
Environmental (0.7%)
278	Darling International, Inc.#	(BBB-, Ba1)	12/17/16	3.500	278,486
731	EnviroSolutions Real Property Holdings, Inc.#	(CCC-, Caa1)	07/29/14	8.000	718,964
497	Waste Industries USA, Inc.#	(B+, B1)	03/17/17	4.750	495,628
					1,493,078
Food & Drug Retailers (1.4%)
1,300	BJ’s Wholesale Club, Inc.#	(B+, B1)	09/28/18	7.000	1,314,196
1,600	Rite Aid Corp.#	(B+, B3)	03/03/18	4.500	1,577,504
					2,891,700
Food - Wholesale (2.5%)
1,246	Del Monte Foods Co.#	(B, Ba3)	03/08/18	4.500	1,221,718

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS
Food - Wholesale
$524	Dole Food Co., Inc.#	(BB-, Ba2)	07/08/18	5.000	$525,642
597	JBS USA LLC#	(BB, Ba3)	05/25/18	4.250	596,627
481	Michael Foods Group, Inc.#	(BB-, B1)	02/25/18	4.250	481,820
597	Pinnacle Foods Finance LLC#	(B+, Ba3)	04/02/14	3.081	593,170
973	Solvest, Ltd.#	(BB-, Ba2)	07/08/18	5.000	976,193
994	U.S. Foodservice, Inc.#	(B, B3)	07/03/14	2.790	949,746
					5,344,916
Forestry & Paper (0.1%)
232	ICL Industrial Containers#	(B, Ba3)	02/23/18	4.500	232,106
Gaming (0.2%)
480	CCM Merger, Inc.#	(B+, B3)	03/01/17	7.000	478,430
Health Facilities (0.9%)
1,000	HCA , Inc.#	(BB, Ba3)	05/01/18	3.520	979,195
995	United Surgical Partners International, Inc.#	(B, Ba3)	04/21/14	2.270	973,484
					1,952,679
Health Services (3.2%)
499	Ardent Medical Services, Inc.#	(B, B1)	09/15/15	6.500	500,609
499	Capsugel Holdings US, Inc.#	(BB-, B1)	08/01/18	5.250	502,725
496	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	04/10/14	2.520	490,523
496	ConvaTec, Inc.#	(B+, Ba3)	12/22/16	5.750	495,414
249	Drumm Investors LLC#	(B+, B1)	05/04/18	5.000	224,885
750	Emdeon, Inc.#	(BB-, Ba3)	11/02/18	6.750	758,261
1,250	Health Management Associates, Inc.#	(BB-, Ba3)	11/16/18	4.500	1,240,387
496	Inventiv Health, Inc.#	(BB-, B1)	05/15/18	6.750	477,951
750	Kinetic Concepts, Inc.#	(BB-, Ba1)	05/04/18	7.000	763,673
496	Onex Carestream Finance LP#	(BB-, B1)	02/25/17	5.000	469,383
496	Surgery Center Holdings, Inc.#	(B, Ba3)	02/06/17	6.500	462,753
313	WC Luxco Sarl#	(BBB-, Ba3)	03/15/18	4.250	313,100
					6,699,664
Insurance Brokerage (1.9%)
1,000	Alliant Holdings I, Inc.#	(B-, B2)	08/21/14	3.265	986,880
475	Alliant Holdings I, Inc.#	(B-, B2)	08/21/14	5.265	478,622
1,311	HUB International Ltd.#	(B, B2)	06/13/14	2.765	1,281,646
1,243	USI Holdings Corp.#	(B-, B2)	05/05/14	2.770	1,211,631
					3,958,779
Investments & Misc. Financial Services (0.7%)
480	BNY ConvergEX Group LLC#	(B+, B1)	12/19/16	5.000	466,761
500	BNY ConvergEX Group LLC#	(B-, B2)	12/18/17	8.750	486,405
82	U.S. Security Associates Holdings, Inc.#	(B, Ba3)	07/28/17	6.750	80,848
417	U.S. Security Associates Holdings, Inc.#	(B, Ba3)	07/28/17	7.000	414,114
					1,448,128
Leisure (1.9%)
491	Cedar Fair LP#	(BB-, Ba2)	12/15/17	4.000	492,404
1,148	ClubCorp Club Operations, Inc.#	(BB, Ba2)	11/30/16	6.000	1,153,728
497	Seaworld Parks & Entertainment, Inc.#	(BB+, Ba2)	08/17/17	4.000	497,973
1,500	Six Flags Theme Parks, Inc.#	(BB+, B1)	12/20/18	4.250	1,499,145
148	Technicolor SA#	(B-, B3)	05/26/16	7.000	127,362
339	Technicolor SA#	(B-, B3)	05/26/17	8.000	292,307
					4,062,919
Machinery (0.9%)
1,500	Colfax Corp.#	(BB+, Ba2)	01/11/19	4.500	1,506,472
498	Pro Mach, Inc.#	(B+, B2)	07/06/17	6.250	485,063
					1,991,535
Media - Broadcast (3.9%)
730	Barrington Broadcasting Group LLC#	(B, B2)	06/14/17	7.500	727,905

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS
Media - Broadcast
$705	FoxCo Acquisition Sub LLC#	(B+, B1)	07/14/15	4.750	$702,729
996	IMG Worldwide, Inc.#	(B+, Ba2)	06/16/16	5.500	992,098
1,000	LIN Television Corp.#	(BB-, Ba3)	12/21/18	5.000	1,007,500
942	Local TV Finance LLC#	(B+, B2)	05/07/13	2.280	932,122
497	Midcontinent Communications#	(B+, B1)	12/31/16	4.000	490,744
997	Nielsen Finance LLC#	(NR, Ba2)	05/02/16	3.545	1,000,172
748	Raycom TV Broadcasting LLC#	(CCC-, NR)	05/31/17	4.500	734,404
1,247	Rovi Solutions Corporation/ Rovi Guides, Inc.#	(BB+, Ba1)	02/07/18	4.000	1,249,197
472	TWCC Holding Corp.#	(BB-, Ba3)	02/11/17	4.250	473,350
					8,310,221
Media - Cable (2.0%)
497	Bresnan Broadband Holdings LLC#	(BB+, Ba3)	12/14/17	4.500	497,487
600	CCO Holdings LLC#	(BB+, Ba2)	09/06/14	2.770	590,751
1,295	Cequel Communications LLC#	(BB-, Ba2)	11/05/13	2.295	1,292,431
497	CSC Holdings LLC#	(BBB-, Baa3)	03/29/16	1.250	495,086
1,250	Kabel Deutschland GMBH#	(NR, NR)	02/01/19	3.515	1,250,650
					4,126,405
Media - Diversified (0.2%)
272	Flint Group Holdings Sarl#	(B-, B2)	12/31/14	7.285	212,203
215	Flint Group Holdings Sarl#	(B-, B2)	06/30/16	7.285	161,794
					373,997
Media - Services (0.5%)
1,000	Lamar Media Corp.#	(BB+, Baa3)	12/31/15	3.063	992,500
Medical Products (1.2%)
998	Bausch & Lomb, Inc.#	(BB-, B1)	04/24/15	3.520-3.829	995,595
1,600	Grifols, Inc.#	(BB, Ba3)	06/01/16	5.500	1,600,800
					2,596,395
Metals & Mining - Excluding Steel (1.8%)
398	American Rock Salt Co. LLC#	(B+, B3)	04/25/17	5.500	394,092
484	Bourland & Leverich Supply Co. LLC#	(B+, Caa1)	08/19/15	11.000	493,441
1,496	Novelis, Inc.#	(BB-, Ba2)	03/10/17	3.750	1,492,500
1,000	SunCoke Energy, Inc.#	(BB+, Ba1)	07/26/18	3.265	1,000,000
476	Walter Energy, Inc.#	(BB-, B1)	04/02/18	4.000	474,999
					3,855,032
Oil Refining & Marketing (0.4%)
750	Western Refining, Inc.#	(B+, B3)	03/15/17	7.500	757,972
Packaging (2.8%)
1,000	Anchor Glass Container Corp.#	(NR, NR)	03/02/16	4.265	1,000,415
500	Berry Plastics Holding Corp.#	(B, B1)	04/03/15	2.265	487,500
672	BWAY Holding Co.#	(B, Ba3)	02/23/18	4.500	671,845
995	Exopack Holding Corp.#	(B, B1)	05/31/17	6.500	983,185
1,000	Reynolds Group Holdings, Inc.#	(BB-, Ba3)	08/09/18	6.500	1,005,000
741	Sealed Air Corp.#	(BB+, Ba1)	10/03/18	4.750	750,549
1,000	Unifrax Holding Co.#	(B+, B2)	11/28/18	7.000	1,009,990
					5,908,484
Pharmaceuticals (0.9%)
1,300	Valeant Pharmaceuticals International, Inc.#	(BBB-, Ba1)	04/20/16	3.015	1,283,100
682	Warner Chilcott Corp.#	(BBB-, Ba3)	03/15/18	4.250	683,127
					1,966,227
Printing & Publishing (1.2%)
334	F & W Media, Inc.#	(NR, NR)	06/09/14	7.750	270,661
165	F & W Media, Inc.#	(NR, NR)	12/09/14	7.000	74,250
1,495	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/14	3.079	1,317,285
498	Wenner Media LLC#	(NR, NR)	10/02/13	2.021	481,908

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS
Printing & Publishing
$1,000	Yell Group PLC#	(B-, B2)	07/31/14	4.015	$307,140
					2,451,244
Real Estate Investment Trusts (1.0%)
1,250	iStar Financial, Inc.#	(BB-, B2)	06/30/14	7.000	1,232,031
1,000	Spirit Finance Corp.#	(CCC+, Ca)	08/01/13	3.265	945,630
					2,177,661
Restaurants (1.9%)
1,459	Burger King Holdings, Inc.#	(BB-, Ba3)	10/19/16	4.500	1,456,483
940	DineEquity, Inc.#	(BB-, Ba2)	10/19/17	5.250	940,065
500	Morton’s Restaurant Group, Inc.#	(NR, B2)	02/01/17	7.515	495,625
500	NPC International, Inc.#	(B, Ba3)	12/28/18	6.750	504,375
20	OSI Restaurant Partners, Inc.#	(B+, B3)	06/14/13	0.364	19,893
570	OSI Restaurant Partners, Inc.#	(B+, B3)	06/14/14	4.500	559,346
					3,975,787
Software/Services (7.9%)
1,000	AVG Technologies N.V.#	(B+, B1)	03/15/16	7.500	968,750
495	Bentley Systems, Inc.#	(BB+, Ba3)	02/10/17	5.750	495,000
500	Blackboard, Inc.#	(B+, B1)	10/04/18	7.500	486,615
943	Eagle Parent, Inc.#	(NR, Ba3)	05/16/18	5.000	929,018
1,000	Fidelity National Information Services, Inc.#	(BBB-, Ba1)	07/18/16	4.250	1,006,370
1,681	First Data Corp.#	(B+, B1)	09/24/14	3.027	1,600,420
498	Flexera Software LLC#	(B, B2)	09/30/17	7.500	492,525
250	Flexera Software LLC#	(CCC+, Caa2)	09/30/18	11.000	232,500
1,000	Genesys Telecom Holdings U.S., Inc.#	(BB-, B1)	01/31/19	5.515	1,002,000
274	Go Daddy Operating Co. LLC#	(B, Ba3)	12/17/18	7.000	276,492
1,500	Lawson Software, Inc.#	(B+, Ba3)	07/05/17	5.515	1,500,773
1,000	Open Solutions Inc.#	(B+, B1)	01/23/14	2.390	911,460
1,000	SafeNet, Inc.#	(B+, B1)	04/12/14	2.771	954,500
128	Serena Software, Inc.#	(B+, B1)	03/11/13	2.538	126,506
400	Serena Software, Inc.#	(B+, B1)	03/10/16	4.538	391,000
748	SSI Investments II Ltd.#	(BB-, Ba3)	05/26/17	6.500	747,657
1,071	SunGard Data Systems, Inc.#	(BB, Ba3)	02/28/14	5.750	1,072,097
1,500	Syniverse Holdings, Inc.#	(BB-, B1)	12/21/17	5.250	1,506,720
1,000	US FT Holdco, Inc.#	(B+, B1)	11/30/17	7.500	994,165
1,078	Web.com Group, Inc.#	(B, Ba3)	10/27/17	7.000	1,028,900
					16,723,468
Specialty Retail (3.9%)
1,000	99 Cents Only Stores#	(B+, B2)	01/11/19	6.000	1,002,815
1,250	Claire’s Stores, Inc.#	(B, B3)	05/29/14	3.020	1,149,744
1,100	General Nutrition Centers, Inc.#	(B+, Ba3)	03/02/18	4.250	1,099,659
760	Harbor Freight Tools USA, Inc.#	(B+, Ba3)	12/22/17	6.500	766,650
500	Nebraska Book Co., Inc.#	(D, Caa2)	06/29/12	8.750	496,875
1,214	Pilot Travel Centers LLC#	(BB+, Ba2)	03/30/18	4.250	1,221,041
2,221	SSP Financing Ltd.#	(NR, NR)	06/15/16	2.265	1,743,443
746	Toys ‘R’ Us, Inc.#	(BB-, B1)	09/01/16	6.000	745,554
					8,225,781
Steel Producers/Products (1.1%)
2,366	JMC Steel Group, Inc.#	(BB-, B1)	04/01/17	4.750	2,359,531
Support-Services (1.3%)
62	Aramark Corp.#	(BB, Ba3)	07/26/16	3.830	61,177
938	Aramark Corp.#	(BB, Ba3)	07/26/16	3.829	930,233
750	Avis Budget Car Rental LLC#	(BB, Ba1)	09/22/18	6.250	757,657
486	EnergySolutions LLC#	(BB+, Ba3)	08/15/16	6.250	485,404
500	Sabre, Inc.#	(B, B1)	09/30/14	2.551	447,223
					2,681,694
Telecom - Integrated/Services (1.3%)
498	Cellular South, Inc.#	(CCC-, Ba3)	07/27/17	4.500	494,858
1,243	Intelsat Jackson Holdings SA#	(BB-, B1)	04/02/18	5.250	1,245,605

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS
Telecom - Integrated/Services
$998	Neustar, Inc.#	(BBB-, Ba2)	11/08/18	5.000	$1,002,069
					2,742,532
Telecom - Wireless (2.2%)
1,500	Crown Castle Operating Co.#	(B+, Ba3)	01/31/19	3.265	1,501,672
1,250	MetroPCS Wireless, Inc.#	(BB, Ba1)	03/19/18	4.063	1,245,838
383	Ntelos, Inc.#	(BB-, Ba3)	08/07/15	4.000	382,496
1,498	SBA Senior Finance II LLC#	(Bb, Ba2)	06/30/18	3.750	1,496,257
					4,626,263
Telecommunications Equipment (1.1%)
813	Avaya, Inc.#	(B, B1)	10/24/14	3.256	792,072
499	Avaya, Inc.#	(B, B1)	10/26/17	5.006	478,642
597	Commscope, Inc.#	(BB, Ba3)	01/14/18	5.000	599,109
497	Telesat Canada#	(BB-, B1)	10/31/14	3.270	496,711
					2,366,534
Textiles & Apparel (0.6%)
1,500	Choo Luxury Finance Ltd.#	(NR, NR)	06/28/18	4.765	1,342,500
Theaters & Entertainment (0.6%)
1,325	Live Nation Entertainment, Inc.#	(BB-, Ba2)	11/07/16	4.500	1,323,344
TOTAL BANK LOANS (Cost $164,824,479)					166,654,187

ASSET BACKED SECURITIES (0.9%)
Collateralized Debt Obligations (0.9%)
750	Gale Force CLO Ltd., Rule 144A‡#	(BB+, Baa2)	11/15/17	2.307	579,403
500	Hewett’s Island CDO, Ltd., Rule 144A‡#	(BBB+, Baa1)	06/09/19	1.340	352,566
1,000	Venture CDO Ltd., Rule 144A‡	(A, A2)	08/15/16	5.875	970,586
TOTAL ASSET BACKED SECURITIES (Cost $1,889,353)					1,902,555

CORPORATE BONDS (9.1%)
Auto Parts & Equipment (0.1%)
275	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75)‡	(BB-, B2)	10/15/17	9.500	283,938
Building & Construction (0.1%)
211	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	170,748
75	William Lyon Homes, Inc., Global Company Guaranteed Notesø	(D, NR)	12/15/12	7.625	20,250
275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $100.00)ø	(D, NR)	02/15/14	7.500	74,250
					265,248
Building Materials (0.1%)
300	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ $103.81)	(B+, B2)	04/01/19	7.625	280,500
Chemicals (0.2%)
350	Omnova Solutions, Inc., Global Company Guaranteed Notes (Callable 11/01/14 @ $103.94)	(B-, B2)	11/01/18	7.875	323,750
Computer Hardware (0.3%)
700	Spansion LLC, Global Company Guaranteed Notes (Callable 11/15/13 @ $103.94)§	(BB-, B3)	11/15/17	7.875	689,500
Diversified Capital Goods (0.3%)
200	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	206,000
225	Belden, Inc., Global Company Guaranteed Notes (Callable 06/15/14 @ $104.63)	(B+, Ba2)	06/15/19	9.250	241,875
250	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ $104.38)	(B+, B2)	09/01/20	8.750	274,375
					722,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Electronics (0.1%)
$250	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $105.81)§	(BB, B1)	04/01/19	7.750	$203,750
Energy - Exploration & Production (0.8%)
525	Energy Partners Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.13)§	(B-, Caa1)	02/15/18	8.250	517,125
700	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/12 @ $104.94)	(B, Caa1)	11/15/14	11.875	745,500
325	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ $103.63)§	(B, Caa1)	02/01/19	7.250	342,875
					1,605,500
Food - Wholesale (0.3%)
525	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	559,781
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.*	(NR, NR)	07/01/12	0.000	5,250
Gaming (1.4%)
325	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $100.00)ø‡	(NR, NR)	12/15/14	9.375	113,750
197	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/12 @ $102.42)‡	(CCC+, Caa3)	11/15/19	7.250	144,302
210	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/12 @ $105.13)ø‡	(NR, NR)	06/15/15	10.250	788
475	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $101.81)‡§	(BB-, B2)	02/15/15	7.250	483,312
500	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/13 @ $106.50)	(NR, NR)	07/01/15	13.000	537,500
450	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/12 @ $100.00)	(B-, Caa1)	06/15/14	9.750	425,250
59	Majestic Star Casino LLC, Rule 144A, Senior Notes‡	(NR, NR)	12/01/16	12.500	57,363
200	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)§	(B, Caa1)	08/15/17	10.750	216,500
275	Peninsula Gaming LLC, Global Secured Notes (Callable 08/15/12 @ $104.19)§	(BB, Ba3)	08/15/15	8.375	293,562
475	Seminole Hard Rock Entertainment, Inc., Rule 144A, Senior Secured Notes#‡	(BB, B2)	03/15/14	3.046	453,625
175	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ $100.00)ø^	(NR, NR)	12/15/14	9.625	18
300	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $101.60)‡	(B+, B3)	11/15/15	9.000	292,500
					3,018,470
Gas Distribution (0.5%)
1,000	Genesis Energy LP, Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $103.94)‡	(NR, B2)	12/15/18	7.875	1,020,000
Health Facility (0.2%)
325	Sabra Capital Corp., Global Company Guaranteed Notes (Callable 11/01/14 @ $104.06)§	(BB-, B2)	11/01/18	8.125	343,688
Health Services (0.1%)
150	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.00)‡	(CCC+, Caa2)	08/15/18	10.000	136,500
Machinery (0.4%)
675	CPM Holdings, Inc., Global Senior Secured Notes (Callable 09/01/12 @ $105.31)	(B+, B2)	09/01/14	10.625	727,312
Media - Broadcast (0.3%)
500	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ $104.44)§	(B, B3)	04/15/17	8.875	532,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable (0.3%)
$475	Insight Communications Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $107.03)‡	(B-, B3)	07/15/18	9.375	$540,906
150	Kabel Baden-Wurttemberg GmbH & Co. KG, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ $103.75)‡	(B+, B1)	03/15/19	7.500	160,875
					701,781
Metals & Mining - Excluding Steel (0.5%)
1,125	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(B, B2)	05/15/15	4.659	1,043,420
150	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $100.00)ø	(NR, NR)	12/15/14	9.000	15
250	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $103.33)ø	(NR, NR)	12/15/16	10.000	25
					1,043,460
Oil Field Equipment & Services (0.9%)
700	Cie Generale de Geophysique - Veritas, Global Company Guaranteed Notes (Callable 06/01/16 @ $103.25)	(BB-, Ba3)	06/01/21	6.500	700,000
575	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ $103.56)‡§	(BB, Ba3)	11/15/18	7.625	615,250
275	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)§	(B+, B1)	04/01/18	9.125	292,875
340	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)	(B, NR)	03/15/18	9.875	363,800
					1,971,925
Oil Refining & Marketing (0.3%)
175	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ $108.16)‡§	(B+, B1)	04/01/17	10.875	196,875
350	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $107.88)‡	(BB-, B1)	12/01/17	10.500	376,250
					573,125
Packaging (0.1%)
0	BWAY Parent Co., Inc., Global Senior Unsecured Notes (Callable 11/01/12 @ $105.00)(1)	(CCC+, Caa1)	11/01/15	10.125	63
300	Clondalkin Acquisition BV, Rule 144A, Senior Secured Notes#‡	(B, B1)	12/15/13	2.546	283,500
					283,563
Printing & Publishing (0.1%)
275	The Reader’s Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ $104.00)#	(CCC, B3)	02/15/17	9.500	231,000
Real Estate Development & Management (0.4%)
500	Icahn Enterprises LP, Company Guaranteed Notes#§	(NR, NR)	08/15/13	4.000	492,500
425	Icahn Enterprises LP, Rule 144A, Company Guaranteed Notes#‡	(NR, NR)	08/15/13	4.000	418,625
					911,125
Real Estate Investment Trusts (0.2%)
500	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ $103.63)	(BB-, Ba3)	04/15/19	7.250	466,875
Support-Services (0.4%)
500	CoreLogic, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ $103.63)‡	(B+, Ba3)	06/01/21	7.250	503,750
325	Maxim Crane Works LP, Rule 144A, Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa2)	04/15/15	12.250	303,875
					807,625
Telecom - Integrated/Services (0.0%)
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notesø^#‡	(NR, NR)	01/15/15	6.034	0
Telecom - Wireless (0.3%)
500	Telesat LLC, Global Company Guaranteed Notes (Callable 05/01/12 @ $105.50)	(B-, Caa1)	11/01/15	11.000	537,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Textiles & Apparel (0.0%)
$275	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes‡€ø	(NR, NR)	11/15/12	9.875	$7,200
Theaters & Entertainment (0.3%)
200	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ $104.88)§	(CCC+, Caa1)	12/01/20	9.750	198,500
500	National CineMedia LLC, Senior Unsecured Notes (Callable 07/15/16 @ $103.94)	(B, B2)	07/15/21	7.875	504,375
					702,875
Transportation - Excluding Air/Rail (0.1%)
150	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.06)	(B+, B3)	02/15/19	8.125	118,875
TOTAL CORPORATE BONDS (Cost $20,489,175)					19,074,866

Number of Shares

COMMON STOCKS (0.1%)
Automotive (0.0%)
588	Safelite Realty Corp.*^				0

Chemicals (0.1%)
9,785	Huntsman Corp.				124,563

Forestry & Paper (0.0%)
3,000	AbitibiBowater, Inc.*§				43,470

Gaming (0.0%)
10,150	Majestic Holdco, LLC*				24,360

Printing & Publishing (0.0%)
554	Dex One Corp.*§				931
1,131	F & W Media, Inc.*				707
355	SuperMedia, Inc.*§				1,022
					2,660
TOTAL COMMON STOCKS (Cost $567,633)					195,053

WARRANT (0.0%)
Printing & Publishing (0.0%)
1,673	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14* (Cost $0)				0

SHORT-TERM INVESTMENTS (27.3%)

4,447,392	State Street Navigator Prime Portfolio, 0.32%§§				4,447,392

Par (000)

$53,238	State Street Bank and Trust Co. Euro Time Deposit		02/01/12	0.010	53,238,000

TOTAL SHORT-TERM INVESTMENTS (Cost $57,685,392)					57,685,392

TOTAL INVESTMENTS AT VALUE (116.4%) (Cost $245,456,032)					245,512,053

LIABILITIES IN EXCESS OF OTHER ASSETS (-16.4%)					(34,510,246)

NET ASSETS (100.0%)					$211,001,807

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, these securities amounted to a value of $9,026,268 or 4.3% of net assets.

€	This security is denominated in Euro.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

1	Par value of security held is less than 1,000.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2012.
+	Step Bond — The interest rate is as of January 31, 2012 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2012.

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Open Forward Foreign Currency Contract
USD	1,268,182	EUR	975,000	4/20/12	Morgan Stanley	(1,268,182)	(1,276,645)	$(8,463)

Currency Abbreviations:

EUR = Euro

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$166,654,187	$—	$166,654,187
Asset Backed Securities	—	1,902,555	—	1,902,555
Corporate Bonds	—	19,074,848	18	19,074,866
Common Stocks	169,986	25,067	—	195,053
Warrant	—	—	—	—
Short-Term Investments	4,447,392	53,238,000	—	57,685,392
Other Financial Instruments *
Forward Foreign Currency Contracts	—	(8,463)	—	(8,463)
	$4,617,378	$240,886,194	$18	$245,503,590

* Other financial instruments include futures, forwards and swap contracts.

As of January 31, 2012, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2012, there were no significant transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost - At January 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $245,456,032, $3,254,138, $(3,198,117) and $56,021, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 26, 2012

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 26, 2012